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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                     CLASS A
                                     CLASS B

                        Supplement dated December 4, 2009
       To the Prospectuses dated May 1, 2009, November 9, 2006 and May 1,
                             2002 (as supplemented)

     MetLife Investors Insurance Company and First MetLife Investors Insurance Company (collectively, the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

     The Companies believe that the proposed substitutions are in the best interest of contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Companies will bear all expenses related to the substitution, and they will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed substitutions will occur on or about April 30, 2010.

     The proposed substitutions and advisers and/or sub-advisers for the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER       REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)

Putnam VT Equity Income Fund            MFS(R) Value Portfolio (Class B)
----------------------------            --------------------------------
(Class IB)                           -> Massachusetts Financial Services Company
----------
Putnam Investment Management, LLC


Putnam VT Growth and Income Fund        Lord Abbett Growth and Income Portfolio
--------------------------------        ---------------------------------------
(Class IB)                           -> (Class B)
----------                              ---------
Putnam Investment Management, LLC       Lord, Abbett & Co. LLC

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Please note that:

     . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     . The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     . You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     . If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     . On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     .    There will be no tax consequences to you.

     In connection with the substitution, we will send you a prospectus for Met Investors Series Trust or Metropolitan Series Fund, Inc. as well as notice of the actual date of the substitutions and confirmation of transfer(s).

     Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED DECEMBER 14, 2009
                TO PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to the method of calculating the size of your investment for the purpose of calculating the sales charge. The changes will be effective for Class A variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after December 14, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

SALES CHARGE

In the "EXPENSES" section of the prospectus, replace the text in the "Sales Charge" section before the table of sales charges with the following:

     We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.

     For contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after December 14, 2009, "your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment;
     (2) the most recent account value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent account value in the contract from (b) all prior purchase payments made under the contract (excluding the new purchase payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.

                                                                    SUPP-NYA1209

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     Examples
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     (1)  Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($25,000); $5,000 + $100,000 +
          $25,000 = $130,000.

     (2) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 =
          - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($0); $5,000 + $100,000 + $0 = $105,000.

     Additional purchase payments sent directly to First MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional purchase payments directly to First MetLife Investors. To avoid this, send additional purchase payments for this contract through your registered representative.

     For contracts issued from February 23, 2009 through December 11, 2009,
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     "your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the owner's and joint owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.

     For contracts issued prior to February 23, 2009, your investment is
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     calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.

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     If your contract was issued on or before December 11, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination. Additional purchase payments sent directly to First MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related accounts are documented at your account representative's firm, related accounts may not be included in the calculation. To avoid this, send additional purchase payments for this contract through your registered representative.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                 Telephone: (800) 709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614

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